Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 80.68%
Communication services: 13.73%
Diversified telecommunication services: 1.79%
Century Telephone Enterprises Incorporated	6.88%	1-15-2028	$200,000	$ 222,500
Level 3 Financing Incorporated 144A	3.75	7-15-2029	200,000	192,840
Lumen Technologies Incorporated	7.60	9-15-2039	200,000	227,000
Zayo Group LLC 144A	4.00	3-1-2027	260,000	254,150
				896,490
Entertainment: 1.81%
Caesars Resort Collection LLC 144A	5.25	10-15-2025	200,000	201,662
Caesars Resort Collection LLC 144A	5.75	7-1-2025	240,000	251,705
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	200,000	203,642
Netflix Incorporated	4.88	4-15-2028	220,000	253,088
				910,097
Media: 8.82%
CCO Holdings LLC 144A	4.75	3-1-2030	200,000	207,423
CCO Holdings LLC 144A	5.88	5-1-2027	300,000	309,450
Clear Channel Worldwide Holdings Incorporated	9.25	2-15-2024	147,000	154,277
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	210,000
CSC Holdings LLC 144A	5.75	1-15-2030	200,000	208,760
Diamond Sports Group LLC 144A	5.38	8-15-2026	270,000	199,797
DISH DBS Corporation	5.88	7-15-2022	200,000	208,000
DISH DBS Corporation	5.88	11-15-2024	200,000	212,888
Gray Television Incorporated	5.88	7-15-2026	200,000	206,570
iHeartCommunications Incorporated	6.38	5-1-2026	340,000	363,188
Lamar Media Corporation	3.75	2-15-2028	200,000	201,800
Meredith Corporation	6.88	2-1-2026	161,000	168,160
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	200,000	211,500
Nielsen Finance LLC 144A	5.63	10-1-2028	200,000	211,500
Outfront Media Capital Corporation 144A	4.63	3-15-2030	200,000	199,000
QVC Incorporated	4.75	2-15-2027	210,000	221,813
Radiate Holdco LLC 144A	4.50	9-15-2026	210,000	212,100
Sinclair Television Group Incorporated 144A	5.50	3-1-2030	200,000	200,046
Sirius XM Radio Incorporated 144A	5.00	8-1-2027	300,000	313,500
Univision Communications Incorporated 144A	5.13	2-15-2025	200,000	203,030
				4,422,802
Wireless telecommunication services: 1.31%
Frontier Communications 144A	5.00	5-1-2028	200,000	205,000
Sprint Capital Corporation	6.88	11-15-2028	200,000	250,212
T-Mobile USA Incorporated	4.50	2-1-2026	200,000	204,946
				660,158
Consumer discretionary: 12.36%
Auto components: 1.84%
Allison Transmission Incorporated 144A	5.88	6-1-2029	200,000	217,000
Clarios Global LP 144A	6.25	5-15-2026	200,000	213,540
Dana Incorporated	5.63	6-15-2028	200,000	215,774
Goodyear Tire & Rubber Company	5.63	4-30-2033	270,000	275,400
				921,714
See accompanying notes to portfolio of investments

Wells Fargo High Yield Corporate Bond Portfolio  |  1

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Automobiles: 1.14%
Ford Motor Company	9.00%	4-22-2025	$300,000	$ 366,531
Tesla Incorporated 144A	5.30	8-15-2025	200,000	207,286
				573,817
Commercial services & supplies: 0.41%
Aramark Services Incorporated 144A	5.00	2-1-2028	200,000	206,438
Construction & engineering: 0.49%
Toll Brothers Finance Corporation	3.80	11-1-2029	230,000	244,950
Hotels, restaurants & leisure: 4.68%
Caesars Entertainment Incorporated 144A	8.13	7-1-2027	210,000	233,085
Carnival Corporation 144A	9.88	8-1-2027	230,000	269,723
Hilton Domestic Operating Company	4.88	1-15-2030	200,000	212,820
Life Time Incorporated 144A	8.00	4-15-2026	200,000	211,000
MGM Resorts International	4.63	9-1-2026	154,000	162,054
NCL Corporation Limited 144A	3.63	12-15-2024	210,000	200,697
Royal Caribbean Group	5.25	11-15-2022	210,000	216,890
Scientific Games International Incorporated 144A	5.00	10-15-2025	210,000	216,300
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	201,500
Travel + Leisure Company 144A	4.63	3-1-2030	200,000	206,000
Yum! Brands Incorporated 144A	7.75	4-1-2025	200,000	217,500
				2,347,569
Household durables: 0.66%
Newell Brands Incorporated	4.35	4-1-2023	101,000	106,171
Taylor Morrison Communities Incorporated 144A	5.13	8-1-2030	210,000	224,700
				330,871
Multiline retail: 0.43%
Macy's Retail Holdings LLC 144A	5.88	4-1-2029	200,000	213,040
Specialty retail: 1.90%
ABC Supply Company Incorporated 144A	4.00	1-15-2028	200,000	204,340
Carvana Company 144A	5.50	4-15-2027	210,000	216,647
L Brands Incorporated	6.88	11-1-2035	260,000	313,300
The Gap Incorporated 144A	8.63	5-15-2025	200,000	220,750
				955,037
Textiles, apparel & luxury goods: 0.81%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	212,384
Wolverine World Wide Incorporated 144A	8.50	11-15-2024	200,000	195,500
				407,884
Consumer staples: 3.61%
Food & staples retailing: 1.02%
Albertsons Companies Incorporated 144A	4.63	1-15-2027	290,000	300,150
Performance Food Group Company 144A	5.50	10-15-2027	200,000	208,636
				508,786
Food products: 2.20%
CHS Incorporated 144A	6.88	4-15-2029	220,000	224,567
Kraft Heinz Foods Company	4.38	6-1-2046	200,000	214,470
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	200,000	207,170
See accompanying notes to portfolio of investments

2  |  Wells Fargo High Yield Corporate Bond Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food products (continued)
Pilgrim's Pride Corporation 144A	5.88%	9-30-2027	$200,000	$ 212,750
Post Holdings Incorporated 144A	5.50	12-15-2029	230,000	245,657
				1,104,614
Household products: 0.39%
Energizer Holdings Incorporated 144A	4.38	3-31-2029	200,000	197,496
Energy: 12.11%
Energy equipment & services: 0.42%
USA Compression Partners LP	6.88	4-1-2026	200,000	209,990
Oil, gas & consumable fuels: 11.69%
Antero Midstream Partners LP 144A	5.75	1-15-2028	200,000	205,688
Apache Corporation	5.10	9-1-2040	260,000	268,312
Archrock Partners LP 144A	6.25	4-1-2028	230,000	238,717
Buckeye Partners LP 144A	4.50	3-1-2028	200,000	200,000
Cheniere Energy Incorporated 144A	4.63	10-15-2028	200,000	210,000
Cheniere Energy Partners LP	4.50	10-1-2029	210,000	222,075
Continental Resources Incorporated 144A	5.75	1-15-2031	200,000	234,706
CrownRock LP 144A	5.63	10-15-2025	200,000	206,528
DCP Midstream Operating LP	5.38	7-15-2025	280,000	306,712
Endeavor Energy Resources LP 144A	5.50	1-30-2026	200,000	206,500
EnLink Midstream Partners LP	5.60	4-1-2044	270,000	241,456
EQM Midstream Partners LP	5.50	7-15-2028	200,000	213,528
EQT Corporation	3.90	10-1-2027	200,000	213,580
Genesis Energy Company	6.25	5-15-2026	210,000	207,371
Moss Creek Resources Holdings Incorporated 144A	10.50	5-15-2027	200,000	189,320
Murphy Oil Corporation	6.88	8-15-2024	200,000	204,800
Newfield Exploration Company	5.38	1-1-2026	200,000	225,259
Occidental Petroleum Corporation	2.70	8-15-2022	200,000	201,160
Occidental Petroleum Corporation	5.88	9-1-2025	200,000	216,710
Peabody Energy Corporation 144A	6.38	3-31-2025	200,000	114,000
Range Resources Corporation	4.88	5-15-2025	200,000	203,500
SM Energy Company	6.75	9-15-2026	200,000	199,600
Southwestern Energy Company	7.75	10-1-2027	200,000	217,140
Sunoco LP 144A	4.50	5-15-2029	200,000	198,708
Targa Resources Partners LP	5.88	4-15-2026	260,000	272,350
Weatherford International Limited 144A	11.00	12-1-2024	200,000	202,793
Western Midstream Operating LP	5.30	2-1-2030	220,000	242,550
				5,863,063
Financials: 5.22%
Banks: 1.00%
CIT Group Incorporated	5.00	8-1-2023	200,000	217,250
Dredsner Funding Trust 144A	8.15	6-30-2031	200,000	284,250
				501,500
Capital markets: 0.41%
MSCI Incorporated 144A	4.00	11-15-2029	200,000	207,434
Consumer finance: 1.75%
Curo Group Holdings Corporation 144A	8.25	9-1-2025	200,000	205,000
Freedom Mortgage Corporation 144A	7.63	5-1-2026	220,000	229,350
See accompanying notes to portfolio of investments

Wells Fargo High Yield Corporate Bond Portfolio  |  3

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
Navient Corporation	7.25%	9-25-2023	$200,000	$ 219,250
Springleaf Finance Corporation	5.38	11-15-2029	210,000	223,388
				876,988
Insurance: 1.21%
Acrisure LLC 144A	7.00	11-15-2025	200,000	204,000
Genworth Holdings Incorporated	4.90	8-15-2023	200,000	197,651
HUB International Limited 144A	7.00	5-1-2026	200,000	207,600
				609,251
Thrifts & mortgage finance: 0.85%
Nationstar Mortgage Holdings Incorporated 144A	6.00	1-15-2027	210,000	216,563
Quicken Loans Incorporated 144A	5.25	1-15-2028	200,000	209,124
				425,687
Health care: 5.71%
Health care equipment & supplies: 0.85%
Avantor Funding Incorporated 144A	4.63	7-15-2028	200,000	208,162
Teleflex Incorporated 144A	4.25	6-1-2028	210,000	216,563
				424,725
Health care providers & services: 4.46%
Centene Corporation	3.00	10-15-2030	210,000	210,000
DaVita Incorporated 144A	3.75	2-15-2031	260,000	249,275
Encompass Health Corporation	4.63	4-1-2031	220,000	233,354
Envision Healthcare Corporation 144A	8.75	10-15-2026	200,000	137,736
HCA Incorporated	5.88	5-1-2023	220,000	239,032
Molina Healthcare Incorporated 144A	4.38	6-15-2028	200,000	206,250
MPT Operating Partnership LP	5.00	10-15-2027	200,000	210,500
RegionalCare Hospital Partners 144A	9.75	12-1-2026	200,000	215,500
Tenet Healthcare Corporation	5.13	5-1-2025	300,000	304,110
Tenet Healthcare Corporation 144A	6.25	2-1-2027	220,000	229,350
				2,235,107
Pharmaceuticals: 0.40%
Organon Finance 1 LLC 144A	4.13	4-30-2028	200,000	202,000
Industrials: 7.98%
Aerospace & defense: 1.76%
Howmet Aerospace Incorporated	5.95	2-1-2037	200,000	232,000
Signature Aviation US Holdings Incorporated 144A	4.00	3-1-2028	200,000	200,500
Spirit AeroSystems Holdings Incorporated	4.60	6-15-2028	250,000	241,875
TransDigm Group Incorporated	6.38	6-15-2026	200,000	207,010
				881,385
Air freight & logistics: 0.43%
XPO Logistics Incorporated 144A	6.25	5-1-2025	200,000	213,864
Airlines: 1.23%
American Airlines Group Incorporated 144A	5.00	6-1-2022	200,000	199,500
See accompanying notes to portfolio of investments

4  |  Wells Fargo High Yield Corporate Bond Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines (continued)
Delta Air Lines Incorporated	3.75%	10-28-2029	$210,000	$ 209,480
United Airlines Incorporated 144A	4.38	4-15-2026	200,000	207,250
				616,230
Building products: 0.42%
Builders FirstSource Incorporated 144A	6.75	6-1-2027	197,000	210,790
Commercial services & supplies: 2.04%
ADT Corporation	4.13	6-15-2023	200,000	207,820
Allied Universal Security Services 144A	9.75	7-15-2027	200,000	220,500
APTIM Corporation 144A	7.75	6-15-2025	200,000	175,000
Avis Budget Car Rental LLC 144A	5.75	7-15-2027	210,000	221,288
West Corporation Company 144A	8.50	10-15-2025	200,000	198,500
				1,023,108
Construction & engineering: 0.63%
United Rentals North America Incorporated	5.50	5-15-2027	300,000	317,250
Diversified consumer services: 0.59%
Prime Security Services Borrower LLC 144A	5.75	4-15-2026	270,000	295,313
Electronic equipment, instruments & components: 0.46%
WESCO Distribution Incorporated 144A	7.25	6-15-2028	210,000	232,838
Trading companies & distributors: 0.42%
Herc Holdings Incorporated 144A	5.50	7-15-2027	200,000	210,750
Information technology: 5.49%
Communications equipment: 0.82%
CommScope Technologies LLC 144A	5.00	3-15-2027	200,000	201,594
Viasat Incorporated 144A	5.63	4-15-2027	200,000	209,160
				410,754
Electronic equipment, instruments & components: 0.44%
CDW LLC	5.50	12-1-2024	200,000	223,502
IT services: 0.84%
Gartner Incorporated 144A	3.75	10-1-2030	220,000	220,836
Square Incorporated 144A	3.50	6-1-2031	200,000	199,988
				420,824
Software: 2.08%
Endure Digital Incorporated 144A	6.00	2-15-2029	220,000	211,200
IQVIA Incorporated 144A	5.00	5-15-2027	200,000	209,420
J2 Global Incorporated 144A	4.63	10-15-2030	200,000	204,500
Solera Finance Incorporated 144A	10.50	3-1-2024	200,000	205,400
SS&C Technologies Incorporated 144A	5.50	9-30-2027	200,000	211,820
				1,042,340
Technology hardware, storage & peripherals: 1.31%
EMC Corporation	3.38	6-1-2023	200,000	206,260
NCR Corporation 144A	6.13	9-1-2029	210,000	228,159
Western Digital Corporation	4.75	2-15-2026	200,000	222,448
				656,867
See accompanying notes to portfolio of investments

Wells Fargo High Yield Corporate Bond Portfolio  |  5

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 5.39%
Chemicals: 1.32%
CF Industries Incorporated	5.38%	3-15-2044	$200,000	$ 233,500
Chemours Company	5.38	5-15-2027	200,000	215,040
Olin Corporation	5.00	2-1-2030	200,000	212,000
				660,540
Construction materials: 0.62%
Standard Industries Incorporated 144A	5.00	2-15-2027	300,000	310,548
Containers & packaging: 1.74%
Ball Corporation	5.25	7-1-2025	200,000	226,250
BWAY Holding Company Incorporated 144A	5.50	4-15-2024	210,000	211,922
Labl Escrow Issuer LLC 144A	6.75	7-15-2026	200,000	213,000
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	222,000
				873,172
Metals & mining: 1.71%
Cleveland-Cliffs Incorporated	5.75	3-1-2025	200,000	206,300
Freeport-McMoRan Incorporated	5.40	11-14-2034	200,000	237,063
Novelis Corporation 144A	4.75	1-30-2030	200,000	210,000
United States Steel Corporation	6.88	8-15-2025	200,000	204,750
				858,113
Real estate: 5.36%
Equity REITs: 3.65%
ESH Hospitality Incorporated 144A	5.25	5-1-2025	200,000	203,750
Iron Mountain Incorporated 144A	5.00	7-15-2028	220,000	227,062
iStar Incorporated	4.25	8-1-2025	200,000	202,626
MGM Growth Properties Operating Partnership LP	4.50	9-1-2026	300,000	317,253
SBA Communications Corporation	4.88	9-1-2024	200,000	204,126
Service Properties Trust Company	4.38	2-15-2030	210,000	189,000
Uniti Group 144A	6.50	2-15-2029	250,000	247,500
VICI Properties Incorporated 144A	4.25	12-1-2026	230,000	236,613
				1,827,930
Real estate management & development: 1.71%
Howard Hughes Corporation 144A	4.13	2-1-2029	200,000	198,726
Icahn Enterprises Finance Corporation	6.25	5-15-2026	220,000	232,566
Kennedy-Wilson Holdings Incorporated	4.75	3-1-2029	200,000	204,884
Realogy Group LLC 144A	9.38	4-1-2027	200,000	222,124
				858,300
Utilities: 3.72%
Electric utilities: 1.30%
FirstEnergy Transmission LLC 144A	5.45	7-15-2044	200,000	240,748
NRG Energy Incorporated 144A	3.63	2-15-2031	220,000	210,925
PG&E Corporation	5.00	7-1-2028	200,000	199,000
				650,673
See accompanying notes to portfolio of investments

6  |  Wells Fargo High Yield Corporate Bond Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Gas utilities: 0.81%
Ferellgas Partners LP 144A	5.38%	4-1-2026	$200,000	$ 195,000
Global Partners LP	7.00	8-1-2027	200,000	211,500
				406,500
Independent power & renewable electricity producers: 1.61%
Calpine Corporation 144A	5.00	2-1-2031	390,000	378,261
TerraForm Power Operating LLC 144A	4.75	1-15-2030	220,000	224,902
Vistra Operations Company LLC 144A	5.63	2-15-2027	200,000	207,500
				810,663
Total Corporate bonds and notes (Cost $39,387,234)				40,469,762
Yankee corporate bonds and notes: 16.98%
Communication services: 4.06%
Diversified telecommunication services: 1.86%
Altice France Holding SA 144A	6.00	2-15-2028	210,000	205,800
SFR Group SA 144A	7.38	5-1-2026	200,000	207,984
Telecom Italia Capital SpA	6.00	9-30-2034	200,000	221,000
Virgin Media Secured Finance plc 144A	4.50	8-15-2030	300,000	299,250
				934,034
Media: 1.28%
Altice Finco SA 144A	5.00	1-15-2028	230,000	228,245
Videotron Limited 144A	5.13	4-15-2027	200,000	209,000
Ziggo BV 144A	4.88	1-15-2030	200,000	204,950
				642,195
Wireless telecommunication services: 0.92%
VEON Holdings BV 144A	4.00	4-9-2025	210,000	222,201
Vodafone Group plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.87%) ±	7.00	4-4-2079	200,000	240,656
				462,857
Consumer discretionary: 3.95%
Auto components: 0.41%
Adient Global Holdings Limited 144A	4.88	8-15-2026	200,000	205,000
Automobiles: 0.82%
IHO Verwaltungs GmbH (PIK at 6.75%) 144A¥	6.00	5-15-2027	210,000	220,500
Jaguar Land Rover Automotive plc 144A	4.50	10-1-2027	200,000	190,000
				410,500
Hotels, restaurants & leisure: 1.85%
International Game Technology plc 144A	6.25	1-15-2027	200,000	226,634
Melco Resorts Finance Limited 144A	5.38	12-4-2029	200,000	213,400
MGM China Holdings Limited 144A	5.38	5-15-2024	200,000	204,750
Wynn Macau Limited 144A	5.63	8-26-2028	270,000	284,513
				929,297
Internet & direct marketing retail: 0.47%
Rakuten Group Incorporated (5 Year Treasury Constant Maturity +4.96%) 144Aʊ±	6.25	10-22-2021	220,000	235,125
See accompanying notes to portfolio of investments

Wells Fargo High Yield Corporate Bond Portfolio  |  7

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure products: 0.40%
VOC Escrow Limited 144A	5.00%	2-15-2028	$200,000	$ 201,000
Consumer staples: 0.44%
Food products: 0.44%
JBS USA LLC 144A	6.75	2-15-2028	200,000	218,750
Energy: 0.22%
Oil, gas & consumable fuels: 0.22%
Transocean Incorporated 144A	11.50	1-30-2027	112,000	111,489
Financials: 2.13%
Banks: 0.92%
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year +2.55%) ±	4.88	12-1-2032	220,000	237,860
UniCredit SpA (USD ICE Swap Rate 11:00am NY 5 Year +3.70%) 144A±	5.86	6-19-2032	200,000	222,664
				460,524
Diversified financial services: 1.21%
New Red Finance Incorporated 144A	3.88	1-15-2028	200,000	200,750
New Red Finance Incorporated 144A	4.00	10-15-2030	200,000	193,750
Trivium Packaging Finance BV 144A	8.50	8-15-2027	200,000	214,922
				609,422
Health care: 1.37%
Pharmaceuticals: 1.37%
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	300,000	321,375
Endo Limited 144A	6.00	7-15-2023	200,000	161,000
Endo Limited 144A	9.50	7-31-2027	200,000	203,500
				685,875
Industrials: 1.37%
Aerospace & defense: 0.47%
Bombardier Incorporated 144A	7.50	12-1-2024	230,000	235,798
Electrical equipment: 0.44%
Sensata Technologies BV 144A	5.00	10-1-2025	200,000	222,250
Professional services: 0.46%
IHS Markit Limited	4.25	5-1-2029	200,000	227,760
Information technology: 1.26%
Communications equipment: 0.44%
Nokia OYJ	4.38	6-12-2027	200,000	219,000
Software: 0.41%
Open Text Corporation 144A	5.88	6-1-2026	200,000	206,458
Technology hardware, storage & peripherals: 0.41%
Seagate HDD Cayman 144A	4.13	1-15-2031	210,000	208,163
See accompanying notes to portfolio of investments

8  |  Wells Fargo High Yield Corporate Bond Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 2.18%
Chemicals: 0.44%
Methanex Corporation	5.25%	12-15-2029	$210,000	$ 220,370
Containers & packaging: 0.40%
Ardagh Packaging Finance plc 144A	5.25	8-15-2027	200,000	201,750
Metals & mining: 1.34%
Alcoa Europe Holding BV 144A	6.13	5-15-2028	220,000	239,525
ArcelorMittal SA	4.55	3-11-2026	200,000	223,341
FMG Resources Company 144A	4.38	4-1-2031	200,000	208,960
				671,826
Total Yankee corporate bonds and notes (Cost $8,396,739)				8,519,443

		Yield	Shares
Short-term investments: 1.66%
Investment companies: 1.66%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	833,839	833,839
Total Short-term investments (Cost $833,839)				833,839
Total investments in securities (Cost $48,617,812)	99.32%			49,823,044
Other assets and liabilities, net	0.68			339,339
Total net assets	100.00%			$50,162,383

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both. The rate shown is the rate in effect at period end.
♠	The issuer is an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$333,484	$3,261,021	$(2,760,666)	$0	$0	$833,839	1.66%	833,839	$56
See accompanying notes to portfolio of investments

Wells Fargo High Yield Corporate Bond Portfolio  |  9

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$40,469,762	$0	$40,469,762
Yankee corporate bonds and notes	0	8,519,443	0	8,519,443
Short-term investments
Investment companies	833,839	0	0	833,839
Total assets	$833,839	$48,989,205	$0	$49,823,044
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended May 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

10  |  Wells Fargo High Yield Corporate Bond Portfolio